UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1.  Name and address of issuer:

         Merrill Lynch Strategy Series, Inc.
         (formerly known as Mercury QA Strategy Series, Inc.)
         P.O. Box 9011 Princeton, NJ 08543

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2.  The name of each series or class of securities for which this Form is filed:

    (If the Form is being filed for all series and classes of
     securities of the issuer, check the box but do not list
     series or classes):                                          [X]

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3.  Investment Company Act File Number:          811-09617

    Securities Act File Number:                  333-88849

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4(a).  Last day of fiscal year for which this Form is filed: December 31, 2004

4(b).  [ ]  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

            Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).  [ ]  Check box if this is the last time the issuer will be filing this
            Form.

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5.  Calculation of registration fee:

    (i)    Aggregate sale price of securities sold during
           the fiscal year pursuant to section 24(f):                $34,525,085
                                                                      ----------

    (ii)   Aggregate price of securities redeemed or
           repurchased during the fiscal year:        $48,285,835
                                                       ----------

    (iii)  Aggregate price of securities redeemed
           or repurchased during any prior fiscal
           year ending no earlier than October 11,
           1995 that were not previously used to
           reduce registration fees payable to the
           Commission:                                $67,797,550
                                                       -----------

    (iv)   Total available redemption credits [add
           Items 5(ii) and 5(iii)]:                               - $116,083,385
                                                                     -----------

    (v)    Net sales - if Item 5(i)is greater than
           Item 5(iv) [subtract Item 5(iv) from
           Item 5(i)]:                                              $0
                                                                     -----------

    (vi)   Redemption credits available for use in
           future years - if Item 5(i) is less
           than Item 5(iv) [subtract Item 5(iv)
           from Item 5(i)]:                           $81,558,300
                                                       ----------

    (vii)  Multiplier for determining registration
           fee (See Instruction C.9):                             x  .0001177
                                                                     -----------

    (viii) Registration fee due [multiply Item
           5(v) by Item 5(vii)] (enter "0" if no
           fee is due): =                                         = $0
                                                                     ===========

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6.  Prepaid Shares

    If the response to Item 5(i) was determined by
    deducting an amount of securities that were
    registered under the Securities Act of 1933
    pursuant to rule 24e-2 as in effect before
    October 11, 1997, then report the amount of
    securities (number of shares or other units)
    deducted here:                                                   0
                                                                     -----------

    If there is a number of shares or other units
    that were registered pursuant to rule 24e-2
    remaining unsold at the end of the fiscal year
    for which this form is filed that are
    available for use by the issuer in future
    fiscal years, then state that number here:                       0
                                                                     -----------

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7.  Interest due - if this Form is being filed more
    than 90 days after the end of the issuer's fiscal
    year (see Instruction D):                                     + $0
                                                                     -----------

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8.  Total of the amount of the registration fee due
    plus any interest due [line 5(viii) plus line 7]:             = $0
                                                                     -----------

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9.  Date the registration fee and any interest payment
    was sent to the Commission's lockbox depository:         N/A

         Method of Delivery:

              [ ] Wire Transfer

              [ ] Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*


                                              /s/ Donald C. Burke
                                              ----------------------------
                                              Donald C. Burke
                                              Vice President and Treasurer

Date: March 15, 2005



* Please print the name and title of the signing officer below the signature.


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